Related Party Transactions - Trade Accounts Payable (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction
Trade accounts payable	$ 10,243	$ 4,268
Related Party
Related Party Transaction
Trade accounts payable	3,203	1,822
Related Party | KOAS
Related Party Transaction
Trade accounts payable	1,158	824
Related Party | KNOT and affiliates
Related Party Transaction
Trade accounts payable	$ 2,045	$ 998